Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 214	$ 201	$ 254
Capitalization of amortization of right-of-use assets in property, plant and equipment	$ 57	44	$ 54
Cost [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cost decrease due to liquefaction barge with exmar		277
Accumulated depreciation [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cost decrease due to liquefaction barge with exmar		$ 28